PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net
	As of December 31,
	2013	2014
	$	$
Leasehold improvements	3,162,265	1,709,615
Office equipment	3,787,262	3,174,732
Furniture	3,764,409	3,064,944
Vehicles	311,447	310,320
Buildings	—	34,112,577
Construction in progress	—	183,930
	11,025,383	42,556,118
Less: accumulated depreciation	(6,999,618)	(5,306,349)
	4,025,765	37,249,769